UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-10379

Registrant Name:	PIMCO California Municipal Income Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	Lawrence G. Altadonna
1633 Broadway
New York, NY 10019

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	April 30, 2014

Date of Reporting Period:	January 31, 2014

Item 1. Schedule of Investments

PIMCO California Municipal Income Fund

January 31, 2014 (unaudited)

Principal Amount (000s)		Value*
CALIFORNIA MUNICIPAL BONDS & NOTES - 83.6%
$10,000	Bay Area Toll Auth. Rev., San Francisco Bay Area, 5.00%, 4/1/34, Ser. F-1	$10,559,100
5,000	Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B	5,457,600
650	City & Cnty. of San Francisco, Capital Improvement Projects, CP, 5.25%, 4/1/31, Ser. A	698,126
350	Contra Costa Cnty. Public Financing Auth., Tax Allocation, 5.85%, 8/1/33, Ser. A	349,965
5,000	Desert Community College Dist., GO, 5.00%, 8/1/37, Ser. C (AGM)	5,301,650
6,300	Eastern Municipal Water Dist., CP, 5.00%, 7/1/35, Ser. H	6,567,435
	Educational Facs. Auth. Rev. (h),
10,200	Claremont McKenna College, 5.00%, 1/1/39	10,640,640
10,000	Univ. of Southern California, 5.00%, 10/1/39, Ser. A	10,621,100
2,975	El Dorado Irrigation Dist. & El Dorado Water Agcy., CP, 5.75%, 8/1/39, Ser. A (AGC)	3,025,635
14,425	El Monte, Department of Public Social Services Fac., Phase II, CP, 5.25%, 1/1/34 (AMBAC) (a)(b)(i) (acquisition cost—$14,425,000; purchased 8/2/01)	14,463,226
1,000	Folsom Redev. Agcy., Tax Allocation, 5.50%, 8/1/36	1,009,880
	Fremont Community Facs. Dist. No. 1, Special Tax,
165	6.00%, 9/1/18	166,907
505	6.00%, 9/1/19	510,696
3,500	6.30%, 9/1/31	3,519,880
	Golden State Tobacco Securitization Corp. Rev.,
3,000	5.00%, 6/1/35, Ser. A (FGIC)	3,005,490
6,000	5.00%, 6/1/38, Ser. A (FGIC)	6,001,080
1,600	5.00%, 6/1/45 (AMBAC-TCRS)	1,577,456
2,195	5.00%, 6/1/45, Ser. A	2,164,072
8,300	5.125%, 6/1/47, Ser. A-1	6,005,382
30,675	5.75%, 6/1/47, Ser. A-1	24,221,593
	Health Facs. Financing Auth. Rev.,
2,000	Adventist Health System, 5.75%, 9/1/39, Ser. A	2,172,160
2,000	Catholic Healthcare West, 6.00%, 7/1/34, Ser. A	2,027,420
4,000	Catholic Healthcare West, 6.00%, 7/1/39, Ser. A	4,367,000
1,000	Children’s Hospital, 5.00%, 8/15/51, Ser. A	1,013,150
1,000	Children’s Hospital of Orange Cnty., 6.50%, 11/1/38, Ser. A	1,129,180
1,450	Scripps Health, 5.00%, 11/15/36, Ser. A	1,505,100
3,400	Stanford Hospital, 5.25%, 11/15/40, Ser. A-2	3,595,262
10,000	Stanford Hospital Clinics, 5.00%, 8/15/51, Ser. A	10,131,500
1,000	Sutter Health, 5.00%, 8/15/35, Ser. D	1,036,140
1,600	Sutter Health, 5.00%, 11/15/42, Ser. A (IBC-NPFGC)	1,609,760
2,800	Sutter Health, 6.00%, 8/15/42, Ser. B	3,166,940
1,000	Imperial Irrigation Dist. Rev., 5.00%, 11/1/41, Ser. C	1,018,240
10,000	Infrastructure & Economic Dev. Bank Rev., Independent System Operator Corp., 5.00%, 2/1/39	10,336,400
10,590	Kern Cnty., Capital Improvements Projects, CP, 5.75%, 8/1/35, Ser. A (AGC)	11,326,746
	Lancaster Redev. Agcy., Tax Allocation,
215	6.875%, 8/1/39	231,897
285	6.875%, 8/1/39 (Pre-refunded @ $100, 8/ 1/19) (c)	368,910
5,000	Long Beach Airport Rev., 5.00%, 6/1/40, Ser. A	5,067,250
1,000	Long Beach Bond Finance Auth. Rev., Long Beach Natural Gas, 5.50%, 11/15/27, Ser. A	1,108,300
	Los Angeles Department of Water & Power Rev.,
5,000	4.75%, 7/1/30, Ser. A-2 (AGM) (h)	5,141,700
4,100	5.00%, 7/1/37, Ser. B	4,399,177
5,000	5.00%, 7/1/43, Ser. B	5,284,250
3,000	5.375%, 7/1/34, Ser. A (h)	3,282,570
7,000	5.375%, 7/1/38, Ser. A (h)	7,616,280

PIMCO California Municipal Income Fund Schedule of Investments

January 31, 2014 (unaudited) (continued)

Principal Amount (000s)		Value*
	Los Angeles Unified School Dist., GO,
$10,000	5.00%, 7/1/29, Ser. I (h)	$11,122,800
3,500	5.00%, 1/1/34, Ser. I	3,799,495
5,000	5.00%, 1/1/34, Ser. I (h)	5,427,850
250	5.30%, 1/1/34, Ser. D	276,385
1,900	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B	2,328,944
700	Malibu, City Hall Project, CP, 5.00%, 7/1/39, Ser. A	711,893
	Municipal Finance Auth. Rev.,
1,085	Azusa Pacific Univ. Project, 7.75%, 4/1/31, Ser. B	1,193,359
2,900	Biola Univ., 5.875%, 10/1/34	3,042,680
1,250	Peralta Community College Dist., GO, 5.00%, 8/1/39, Ser. C	1,278,875
	Pollution Control Financing Auth. Rev.,
1,250	American Water Capital Corp. Project, 5.25%, 8/1/40 (a)(b)(d)(i) (acquisition cost—$1,250,000; purchased 8/11/10)	1,256,813
2,000	San Jose Water Co. Projects, 5.10%, 6/1/40	2,035,520
5,000	Sacramento Cnty. Sanitation Dists. Financing Auth. Rev., 5.00%, 8/1/30 (NPFGC)	5,209,200
6,250	San Diego Cnty. Water Auth., CP, 5.00%, 5/1/38, Ser. 2008-A (AGM)	6,593,313
3,285	San Diego Regional Building Auth. Rev., Cnty. Operations Center & Annex, 5.375%, 2/1/36, Ser. A	3,560,020
	San Joaquin Hills Transportation Corridor Agcy. Rev., Ser. A,
5,000	5.50%, 1/15/28	4,871,700
5,000	5.70%, 1/15/19	5,105,850
230	San Jose, Special Assessment, 5.60%, 9/2/17, Ser. 24-Q	238,634
1,500	San Jose Hotel Tax Rev., Convention Center Expansion, 6.50%, 5/1/36	1,698,315
1,200	San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A	1,247,832
3,500	Santa Clara Cnty. Financing Auth. Rev., El Camino Hospital, 5.75%, 2/1/41, Ser. A (AMBAC)	3,710,455
1,300	Santa Cruz Cnty. Redev. Agcy., Tax Allocation, Live Oak/Soquel Community, 7.00%, 9/1/36, Ser. A	1,478,425
	State, GO,
5,885	5.00%, 9/1/35	6,097,272
100	5.00%, 6/1/37	103,517
3,000	5.00%, 12/1/37	3,120,300
7,000	5.00%, 11/1/43	7,340,620
2,400	5.25%, 11/1/40	2,619,936
1,500	5.50%, 3/1/40	1,645,590
2,000	6.00%, 4/1/38	2,278,380
2,000	6.00%, 11/1/39	2,319,780
	State Public Works Board Rev.,
2,000	5.75%, 10/1/30, Ser. G-1	2,248,620
2,000	California State Univ., 6.00%, 11/1/34, Ser. J	2,271,160
1,500	Judicial Council Projects, 5.00%, 12/1/29, Ser. D	1,612,335
2,000	Regents Univ., 5.00%, 4/1/34, Ser. E (Pre-refunded @ $100, 4/1/19) (c)	2,389,880
	Statewide Communities Dev. Auth. Rev.,
1,000	American Baptist Homes West, 6.25%, 10/1/39	1,037,420
900	California Baptist Univ., 5.50%, 11/1/38, Ser. A	844,488
845	Catholic Healthcare West, 5.50%, 7/1/31, Ser. D	904,108
10,000	Cottage Health, 5.00%, 11/1/40	10,090,300
7,500	Kaiser Permanente, 5.00%, 4/1/42, Ser. A	7,691,400
1,000	Kaiser Permanente, 5.25%, 3/1/45, Ser. B	1,005,660
1,000	Lancer Student Housing Project, 7.50%, 6/1/42	1,073,000
1,870	Methodist Hospital Project, 6.625%, 8/1/29 (FHA)	2,183,917
6,875	Methodist Hospital Project, 6.75%, 2/1/38 (FHA)	7,849,325
100	St. Joseph Health System, 5.125%, 7/1/24 (NPFGC)	109,832
3,200	St. Joseph Health System, 5.75%, 7/1/47, Ser. A-3 (FGIC)	3,421,344
2,000	Sutter Health, 6.00%, 8/15/42, Ser. A	2,262,100

PIMCO California Municipal Income Fund Schedule of Investments

January 31, 2014 (unaudited) (continued)

Principal Amount (000s)		Value*
$3,915	The Internext Group, CP, 5.375%, 4/1/30	$$3,923,809
4,000	Univ. of California Irvine E. Campus, 5.125%, 5/15/31	4,101,000
4,500	Univ. of California Irvine E. Campus, 5.375%, 5/15/38	4,623,615
6,300	Torrance Rev., Torrance Memorial Medical Center, 5.00%, 9/1/40, Ser. A	6,441,309
2,500	Township Health Care Dist, GO, 5.00%, 8/1/43, Ser. B	2,540,825
2,000	Turlock, Emanuel Medical Center, CP, 5.50%, 10/15/37, Ser. B	2,135,960
2,000	Univ. of California Rev., 5.00%, 5/15/43, Ser. J	2,071,960
1,000	Westlake Village, CP, 5.00%, 6/1/39	1,012,830

Total California Municipal Bonds & Notes (cost-$342,950,562)		368,362,195

OTHER MUNICIPAL BONDS & NOTES - 2.9%
Iowa - 1.7%
8,600	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	7,429,024

Texas - 1.2%
5,000	Wood Cnty. Central Hospital Dist. Rev., East Texas Medical Center Quitman Project, 6.00%, 11/1/41	5,203,250

Total Other Municipal Bonds & Notes (cost-$13,894,361)		12,632,274

CALIFORNIA VARIABLE RATE NOTES (a)(b)(d)(e)(f)(i)- 1.6%
	Health Facs. Financing Auth. Rev.,
1,000	8.09%, 11/15/36, Ser. 3193 (acquisition cost - $972,060; purchased 6/7/10)	1,068,340
6,000	10.013%, 11/15/42, Ser. 3255 (acquisition cost - $3,698,520; purchased 3/25/11)	6,057,420

Total California Variable Rate Notes (cost-$4,676,983)		7,125,760

SHORT-TERM INVESTMENTS - 11.9%
Repurchase Agreements - 7.6%
8,300	Banc of America Securities LLC, dated 1/31/14, 0.04%, due 2/3/14, proceeds $8,300,028; collateralized by U.S. Treasury Notes, 0.375%, due 3/15/16, valued at $8,479,181 including accrued interest	8,300,000
25,300	Deutsche Bank Securities, Inc., dated 1/31/14, 0.03%, due 2/3/14, proceeds $25,300,063; collateralized by U.S. Treasury Notes, 4.50%, due 5/15/17, valued at $25,826,139 including accrued interest	25,300,000

Total Repurchase Agreements (cost-$33,600,000)		33,600,000

California Variable Rate Demand Notes (f)(g) - 3.8%
10,000	East Bay Municipal Utility Dist. Rev., 0.03%, 2/5/14 (final maturity 6/1/38), Ser. A-4	10,000,000
6,500	Health Facs. Financing Auth. Rev., 0.02%, 2/5/14 (final maturity 10/1/31), Ser. B	6,500,000

Total California Variable Rate Demand Notes (cost-$16,500,000)		16,500,000

U.S. Treasury Obligations - 0.3%
	U.S. Treasury Notes,
1,300	0.50%, 8/15/14	1,302,844
100	0.50%, 10/15/14	100,268

Total U.S. Treasury Obligations (cost-$1,402,772)		1,403,112

U.S. Government Agency Securities - 0.2%
800	Freddie Mac Discount Notes, 0.122%, 7/11/14 (j) (cost-$799,573)	799,573

Total Short-Term Investments (cost-$52,302,345)		52,302,685

Total Investments (cost-$413,824,251) (k)-100.0%		$440,422,914

PIMCO California Municipal Income Fund Schedule of Investments

January 31, 2014 (unaudited) (continued)

Industry classification of portfolio holdings as a percentage of total investments was as follows:

Revenue Bonds:
Health, Hospital & Nursing Home Revenue	22.3%
Tobacco Settlement Funded	11.4
Water Revenue	6.5
College & University Revenue	6.2
Electric Power & Light Revenue	4.9
Highway Revenue Tolls	4.7
Lease (Abatement)	2.7
Local or Guaranteed Housing	2.2
Natural Gas Revenue	2.0
Sewer Revenue	1.2
Port, Airport & Marina Revenue	1.2
Hotel Occupancy Tax	0.4

Total Revenue Bonds		65.7%
General Obligation		12.8
Certificates of Participation		11.5
Repurchase Agreements		7.6
Special Tax		1.0
Tax Allocation		0.8
U.S. Treasury Obligations		0.3
U.S. Government Agency Securities		0.2
Special Assessment		0.1

Total Investments		100.0%

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Pacific Investment Management Company LLC (the “Sub-Adviser”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $22,845,799, representing 5.2% of total investments.

(b)	Illiquid.
(c)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date).

(d)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on January 31, 2014.

(f)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2014.

(g)	Date shown is date of next put.

(h)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	Restricted. The aggregate acquisition cost of such securities is $20,345,580. The aggregate value is $22,845,799, representing 5.2% of total investments.

(j)	Rates reflect the effective yields at purchase date.

(k)	At January 31, 2014, the cost basis of portfolio securities for federal income tax purposes was $382,962,168. Gross unrealized appreciation was $30,100,777; gross unrealized depreciation was $4,529,278; and net unrealized appreciation was $25,571,499. The difference between book and tax cost was attributable to wash sale loss deferrals and the differing treatment of Inverse Floater transactions.

Glossary:

AGC—insured by Assured Guaranty Corp.

AGM—insured by Assured Guaranty Municipal Corp.

AMBAC—insured by American Municipal Bond Assurance Corp.

CP—Certificates of Participation

FGIC—insured by Financial Guaranty Insurance Co.

FHA—insured by Federal Housing Administration

GO—General Obligation Bond

IBC—Insurance Bond Certificate

NPFGC—insured by National Public Finance Guarantee Corp.

TCRS—Temporary Custodian Receipts

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•	Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•	Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended January 31, 2014 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds & Notes and Variable Rate Notes — Municipal bonds & notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds & notes and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at January 31, 2014 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments and for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 1/31/14
Investments in Securities – Assets
California Municipal Bonds & Notes	$—	$368,362,195	$—	$368,362,195
Other Municipal Bonds & Notes	—	12,632,274	—	12,632,274
California Variable Rate Notes	—	7,125,760	—	7,125,760
Short-Term Investments	—	52,302,685	—	52,302,685

Totals	$—	$440,422,914	$—	$440,422,914

At January 31, 2014, there were no transfers between Levels 1 and 2.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO California Municipal Income Fund

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: March 24, 2014

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: March 24, 2014

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: March 24, 2014